Loans	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2020	2019

Residential real estate
One- to four-family	$222,489	$216,066
Multi-family	12,373	15,928
Construction	4,045	3,757
Land	765	852
Farm	2,354	3,157
Nonresidential real estate	33,503	30,419
Commercial and industrial	2,214	2,075
Consumer and other
Loans on deposits	1,245	1,415
Home equity	7,645	8,214
Automobile	67	91
Unsecured	675	451
	287,375	282,425

Allowance for loan losses	(1,488)	(1,456)
	$285,887	$280,969

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2020 and 2019. There were $751,000 and $949,000 in loans acquired with deteriorated credit quality at June 30, 2020 and 2019, respectively.

June 30, 2020:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,983	$751	$4,734	$--	$--	$--
Multi-family	671	--	671	--	--	--
Construction	63	--	63	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	660	--	660	--	--	--
	5,686	751	6,437	--	--	--
Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$217,755	$671	$--	$671
Multi-family			11,702	184	--	184
Construction			3,982	6	--	6
Land			765	1	--	1
Farm			2,045	4	--	4
Nonresidential real estate			32,843	405	--	405
Commercial and industrial			2,214	3	--	3
Consumer and other
Loans on deposits			1,245	2	--	2
Home equity			7,645	11	--	11
Automobile			67	--	--	--
Unsecured			675	1	--	1
Unallocated			--	--	200	200
			280,938	1,288	200	1,488
			$287,375	$1,288	$200	$1,488

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2019:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,837	$949	$4,786	$--	$--	$--
Multi-family	685	--	685	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	683	--	683	--	--	--
	5,514	949	6,463	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$210,595	$685	$--	$685
Multi-family			15,928	200	--	200
Construction			3,757	6	--	6
Land			852	1	--	1
Farm			2,848	6	--	6
Nonresidential real estate			29,736	336	--	336
Commercial and industrial			2,075	5	--	5
Consumer and other
Loans on deposits			1,415	3	--	3
Home equity			8,214	14	--	14
Automobile			91	--	--	--
Unsecured			451	--	--	--
Unallocated			--	--	200	200
			275,962	1,256	200	1,456
			$282,425	$1,256	$200	$1,456

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2020 and 2019:

June 30, 2020:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,734	$--	$4,713	$172	$172
Multi-family	671	--	679	32	32
Construction	63	--	13	--	--
Farm	309	--	309	11	11
Nonresidential real estate	660	--	701	47	47
Total	$6,437	$--	$6,415	$262	$262

June 30, 2019:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,786	$--	$4,449	$226	$226
Multi-family	685	--	343	26	26
Farm	309	--	310	--	--
Nonresidential real estate	683	--	403	7	7
Total	$6,463	$--	$5,505	$259	$259

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2020 and 2019. The tables include loans acquired with deteriorated credit quality. At June 30, 2020, the table below includes approximately $508,000 of loans on nonaccrual and no loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2019, approximately $369,000 of loans on nonaccrual and no loans past due over 90 days and still accruing represent such loans.

	June 30, 2020		June 30, 2019
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate:
One- to four-family	$4,458	$1,135	$4,545	$1,747
Multi-family	671	--	685	--
Construction	63	--	--	--
Farm	309	--	309	--
Nonresidential real estate	660	--	683	49
Commercial and industrial	4	--	1	--
Consumer	95	--	9	--
	$6,260	$1,135	$6,232	$1,796

One- to four-family loans in process of foreclosure totaled $694,000 and $1.2 million at June 30, 2020 and 2019, respectively.

Troubled Debt Restructurings:

A Troubled Debt Restructuring (“TDR”) is the situation where the Bank grants a concession to the borrower that the Banks would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.”

The provisions of the CARES Act included an election to not apply the guidance on accounting for troubled debt restructurings to loan modifications, such as extensions or deferrals, related to COVID-19 made between March 1, 2020 and the earlier of (i) December 31, 2020 or (ii) 60 days after the end of the COVID-19 national emergency. The relief can only be applied to modifications for borrowers that were not more than 30 days past due as of December 31, 2019. The Company elected to adopt these provisions of the CARES Act. In response to the Covid-19 pandemic and the widespread economic downturn that immediately resulted, the Company adopted a loan forbearance plan in which then-current affected borrowers could request deferral of their loan payments for a period of three months. A total of $17.3 million in loans were accepted into the plan through June 30, 2020, of which approximately $14.1 million have reached their three-month deferral date. Of those loans which have reached the end of their deferral period approximately $13.8 million or 97.7% have returned to regular payment status.

At June 30, 2020 and 2019, the Company had $1.9 million and $1.6 million of loans classified as TDRs, respectively. Of the TDRs at June 30, 2020, approximately 26.2% were related to the borrower’s completion of Chapter 7 bankruptcy proceedings with no reaffirmation of the debt to the Banks.

During the year ended June 30, 2020, the Company had six loans restructured as TDRs. One borrower refinanced a piece of one- to four-family, non-owner occupied, residential property to bring to current amounts owed on other loans with the Bank. Because the borrower’s financial condition had deteriorated, it was unlikely that the borrower could have secured financing elsewhere. The restructured loan is collateralized and cross-collateralized by real estate. Three single family residential borrowers filed for Chapter 7 bankruptcy protection and did not reaffirm the debts personally, although the Company’s collateral position remains intact. Finally, a first and second mortgage on an 8-plex were refinanced into a single loan with a slightly extended maturity term and a lower interest rate, which was consistent with similarly-priced comparable loans at the time of refinance.

During the year ended June 30, 2019, the terms of two one- to four family residential real estate loans totaling $323,000 were modified as troubled debt restructurings (“TDRs.”) One loan totaling $248,000 was refinanced with $30,000 cash out because of cost overruns associated with construction of two four-plexes. This loan was part of an overall credit facility maintained for the construction project. The credit facility is secured by the project real estate as well as additional real estate. The loan was classified as a TDR because of payment delays experienced by the borrower. Subsequent to June 30, 2019, an updated appraisal showing adequate loan-to-value in support of the project was obtained. One loan totaling $75,000 was modified with $15,000 cash out and an extension of the loan term to enable the borrower to consolidate debts and establish acceptable debt service obligations after a period of unemployment. Although the interest rate on this loan was the same rate offered to other customers at the time, the credit was determined to be a TDR because the borrower’s credit worthiness had deteriorated. Because the restructured loan bears interest at the same rate offered to other such borrowers and the repayment period was extended slightly, the borrower is expected to be able to service the debt as restructured.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2020 or 2019. At June 30, 2020 and 2019, TDR loans on nonaccrual status totaled $1.8 million and $1.3 million, respectively. The Company had no commitments to lend additional amounts as of June 30, 2020 and 2019, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no TDR loans which defaulted during fiscal 2020 or during fiscal 2019.

The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2020 and 2019, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2020, the table below includes $101,000 in loans 30-89 days past due and approximately $28,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2019, the table below includes no loans 30-89 days past due and approximately $13,000 of loans past due over 90 days of such loans.

June 30, 2020:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$2,546	$2,670	$5,216	$217,273	$222,489
Multi-family	--	--	--	12,373	12,373
Construction	192	63	255	3,790	4,045
Land	--	--	--	765	765
Farm	107	309	416	1,938	2,354
Nonresidential real estate	57	253	310	33,193	33,503
Commercial and industrial	--	--	--	2,214	2,214
Consumer and other:
Loans on deposits	--	--	--	1,245	1,245
Home equity	255	90	345	7,300	7,645
Automobile	--	--	--	67	67
Unsecured	--	--	--	675	675
Total	$3,157	$3,385	$6,542	$280,833	$287,375

June 30, 2019:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,021	$3,479	$7,500	$208,566	$216,066
Multi-family	--	248	248	15,680	15,928
Construction	753	--	753	3,004	3,757
Land	--	--	--	852	852
Farm	2	--	2	3,155	3,157
Nonresidential real estate	362	49	411	30,008	30,419
Commercial and industrial	--	--	--	2,075	2,075
Consumer and other:
Loans on deposits	--	--	--	1,415	1,415
Home equity	38	--	38	8,176	8,214
Automobile	8	--	8	83	91
Unsecured	--	--	--	451	451
Total	$5,184	$3,776	$8,960	$273,465	$282,425

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2020, and 2019, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2020:
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate:
One- to four-family	$215,010	$742	$6,737	$--
Multi-family	11,702	--	671	--
Construction	3,982	--	63	--
Land	765	--	--	--
Farm	2,045	--	309	--
Nonresidential real estate	31,529	939	1,035	--
Commercial and industrial	2,188	--	26	--
Consumer and other:
Loans on deposits	1,245	--	--	--
Home equity	7,505	39	101	--
Automobile	67	--	--	--
Unsecured	670	--	5	--
Total	$276,708	$1,720	$8,947	$--

June 30, 2019:
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate:
One- to four-family	$206,489	$894	$8,683	$--
Multi-family	15,243	--	685	--
Construction	3,757	--	--	--
Land	852	--	--	--
Farm	2,848	--	309	--
Nonresidential real estate	28,990	746	683	--
Commercial and industrial	1,584	--	491	--
Consumer and other:
Loans on deposits	1,415	--	--	--
Home equity	8,053	137	24	--
Automobile	91	--	--	--
Unsecured	446	--	5	--
Total	$269,768	$1,777	$10,880	$--

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2020 and 2019:

June 30, 2020:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$685	$49	$(65)	$2	$671
Multi-family	200	(16)	--	--	184
Construction	6	--	--	--	6
Land	1	--	--	--	1
Farm	6	(2)	--	--	4
Nonresidential real estate	336	69	--	--	405
Commercial and industrial	5	(2)	--	--	3
Consumer and other:
Loans on deposits	3	(1)	--	--	2
Home equity	14	(3)	--	--	11
Auto	--	8	(8)
Unsecured	--	1	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,456	$103	$(73)	$2	$1,488

June 30, 2019:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$795	$41	$(190)	$39	$685
Multi-family	225	(25)	--	--	200
Construction	8	(2)	--	--	6
Land	1	--	--	--	1
Farm	6	--	--	--	6
Nonresidential real estate	321	15	--	--	336
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	3	--	--	--	3
Home equity	13	1	--	--	14
Unsecured	1	(21)	--	20	--
Unallocated	200	--	--	--	200
Totals	$1,576	$11	$(190)	$59	$1,456

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $351,000 and $351,000, at June 30, 2020 and 2019, respectively, was as follows:

(in thousands)	2020	2019

Residential real estate:
One- to four-family	$751	$949

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2020	2019

Balance at beginning of year	$544	$634
Accretion of income	(97)	(90)
Balance at end of year	$447	$544

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2020 or 2019, nor were any allowance for loan losses reversed during those years. .